Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
10.	Subsequent Events

The Company evaluated subsequent events and transactions that occurred after March 31, 2021 through the date the consolidated financial statements were available to be issued. Other than described in these consolidated financial statements, the Company did not identify any subsequent events that require recognition or disclosure in the consolidated financial statements.

9.	Subsequent Events

The Company evaluated subsequent events and transactions that occurred after December 31, 2020 through the date the consolidated financial statements were available to be issued. Other than described in these consolidated financial statements, the Company did not identify any subsequent events that require recognition or disclosure in the consolidated financial statements.